UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Royal Capital Management, LLC
Address: 575 Lexington Avenue
         4th Floor
         New York, New York  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Yale M. Fergang
Title:     Manager
Phone:     212.572.8333

Signature, Place, and Date of Signing:

     Yale M. Fergang     New York, New York     February 14, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $294,916 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103    42770   700000 SH       SOLE                   700000
ARRHYTHMIA RESH TECHNOLOGY I   COM PAR $0.01    042698308      316    15000 SH       SOLE                    15000
ASPECT COMMUNICATIONS CORP     COM              04523Q102     2385   214100 SH       SOLE                   214100
ASSURED GUARANTY LTD           COM              G0585R106     9725   494400 SH       SOLE                   494400
ASTA FDG INC                   COM              046220109     6098   227200 SH       SOLE                   227200
BIOLASE TECHNOLOGY INC         COM              090911108     1699   156275 SH       SOLE                   156275
BRITESMILE INC                 COM NEW          110415205     1713   228700 SH       SOLE                   228700
CONSECO INC                    COM NEW          208464883    16259   815000 SH       SOLE                   815000
DANIELSON HLDG CORP            COM              236274106    13123  1553000 SH       SOLE                  1553000
ECHELON CORP                   COM              27874N105      820    97100 SH       SOLE                    97100
EDUCATION LENDING GROUP INC    COM              28140A109    11395   734200 SH       SOLE                   734200
EL PASO ELEC CO                COM NEW          283677854     7324   386700 SH       SOLE                   386700
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    14828    88000 SH       SOLE                    88000
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    10692   600000 SH       SOLE                   600000
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    14352  1150000 SH       SOLE                  1150000
GRAFTECH INTL LTD              COM              384313102    18494  1955000 SH       SOLE                  1955000
KMG AMER CORP                  COM              482563103      825    75000 SH       SOLE                    75000
LOEWS CORP                     COM              540424108    21090   300000 SH       SOLE                   300000
LUMINENT MTG CAP INC           COM              550278303     5950   500000 SH       SOLE                   500000
MCI INC                        COM              552691107    16128   800000 SH       SOLE                   800000
PEP BOYS MANNY MOE & JACK      COM              713278109     5975   350000 SH       SOLE                   350000
PIONEER NAT RES CO             COM              723787107     7020   200000 SH       SOLE                   200000
PXRE GROUP LTD                 COM              G73018106    16689   662000 SH       SOLE                   662000
QUANTA CAPITAL HLDGS LTD       SHS              G7313F106     1337   145000 SH       SOLE                   145000
RYERSON TULL INC NEW           COM              78375P107    12570   798100 SH       SOLE                   798100
SCOTTISH RE GROUP LTD          ORD              G7885T104    16188   625000 SH       SOLE                   625000
TASER INTL INC                 COM              87651B104     1583    50000 SH       SOLE                    50000
WASHINGTON GROUP INTL INC      COM NEW          938862208      656    15900 SH       SOLE                    15900
WASHINGTON MUT INC             COM              939322103    16912   400000 SH       SOLE                   400000